Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Common Stock		Stock Subscription Receivable	Additional Paid-in Capital [1]	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Non controlling Interest	Total
Balance at Dec. 31, 2021		$ 2,893	[1]	$ (2,257,400)	$ 58,139,700	$ (38,481,200)	$ 539,660	$ (9,100,000)	$ 26,689	$ 8,870,342
Balance (in Shares) at Dec. 31, 2021	[1]	2,893,089						(27,535)
Issuance of common shares for cash		$ 200	[1]		3,663,725					3,663,925
Issuance of common shares for cash (in Shares)		200,000	[1]
Issuance of common stock for consulting service		$ 193	[1]		4,891,695					4,891,888
Issuance of common stock for consulting service (in Shares)		193,101	[1]
Stock-based compensation for services			[1]	902,960						902,960
Stock-based compensation for options granted			[1]		1,241,930					1,241,930
Net loss			[1]			(16,423,239)			110,865	(16,312,374)
Cumulative transaction adjustments			[1]				(22,532)			(22,532)
Balance at Dec. 31, 2022		$ 3,286	[1]	(1,354,440)	67,937,050	(54,904,439)	517,128	$ (9,100,000)	137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022	[1]	3,286,190						(27,535)
Issuance of common stock for consulting service		$ 22	[1]		140,727					140,749
Issuance of common stock for consulting service (in Shares)	[1]	22,341
Stock-based compensation			[1]	225,740						225,740
Net loss			[1]			(1,823,695)			(73,535)	(1,897,230)
Cumulative transaction adjustments			[1]				29,109			29,109
Balance at Mar. 31, 2023		$ 3,308	[1]	(1,128,700)	68,077,777	(56,728,134)	546,237	$ (9,100,000)	64,019	1,734,507
Balance (in Shares) at Mar. 31, 2023	[1]	3,308,531						(27,535)
Balance at Dec. 31, 2022		$ 3,286	[1]	(1,354,440)	67,937,050	(54,904,439)	517,128	$ (9,100,000)	137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022	[1]	3,286,190						(27,535)
Issuance of common shares for cash		$ 300	[1]		1,049,700					1,050,000
Issuance of common shares for cash (in Shares)	[1]	300,000
Issuance of common stock for consulting service		$ 52	[1]		732,696					732,748
Issuance of common stock for consulting service (in Shares)	[1]	51,941
Issuance of common shares for property		$ 370	[1]		7,399,630					7,400,000
Issuance of common shares for property (in Shares)	[1]	370,000
Stock-based compensation for services			[1]	902,960						902,960
Issuance of common shares upon exercise of convertible notes		$ 3,732	[1]		3,302,380					3,306,112
Issuance of common shares upon exercise of convertible notes (in Shares)	[1]	3,732,167
Warrant issued with convertible notes payable			[1]		1,706,338					1,706,338
Issuance of pre-funded warrant			[1]		700,000					700,000
Exercise of pre-funded warrant		$ 200	[1]		(200)
Exercise of pre-funded warrant (in Shares)		200,000	[1]
Net loss			[1]			(10,515,656)			(394,632)	(10,910,288)
Cumulative transaction adjustments			[1]				(741)			(741)
Distribute as Employee Compensation			[1]		(190,628)			$ 198,332		7,704
Distribute as Employee Compensation (in Shares)	[1]							591
Balance at Dec. 31, 2023		$ 7,940	[1]	(451,480)	82,636,966	(65,420,095)	516,387	$ (8,901,668)	(257,078)	8,130,972
Balance (in Shares) at Dec. 31, 2023	[1]	7,940,298						(26,553)
Issuance of common stock for consulting service			[1]		383,500					383,500
Issuance of common shares upon exercise of convertible notes		$ 752	[1]		680,248					681,000
Issuance of common shares upon exercise of convertible notes (in Shares)	[1]	751,795
Issuance of pre-funded warrant			[1]		394,071					394,071
Stock-based compensation		$ 1,303	[1]	225,740	1,934,452					2,161,495
Stock-based compensation (in Shares)	[1]	1,302,726
Net loss			[1]			(3,932,976)			(48,043)	(3,981,019)
Repurchase of common stock		$ 703	[1]					(703)
Repurchase of common stock (in Shares)	[1]	703,496
Cumulative transaction adjustments			[1]				(283,064)			(283,064)
Balance at Mar. 31, 2024		$ 10,698	[1]	$ (225,740)	$ 86,029,237	$ (69,353,071)	$ 233,323	$ (8,902,371)	$ (305,121)	$ 7,486,955
Balance (in Shares) at Mar. 31, 2024	[1]	10,698,315						(26,553)

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.